Leases (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013		May 31, 2012
Operating Leases Rent Expense [Abstract]
Minimum rentals	$ 2,154		$ 2,061		$ 2,018
Contingent rentals	197	[1]	192	[1]	210	[1]
Operating leases rent expense, total	$ 2,351		$ 2,253		$ 2,228

[1]	Contingent rentals are based on equipment usage.